Equity - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Jun. 30, 2021	Feb. 05, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding and trading (in shares)	251,084,000	249,200,000		60,168,000	60,200,000
Additional conditionally authorized shares without additional shareholder approval (in shares)	8,700,000
Common stock, par value (usd per share)	$ 0.01	$ 0.01		$ 0.00001
Common stock	$ 2,511,000	$ 2,492,000		$ 1,000		$ 1,000
Repurchases of shares (in shares)	0	0	0
Non-vest stock options (in shares)	0
Stock options granted (in shares)	0	0	0
Class of Stock, To Be Determined One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding and trading (in shares)						500,000,000
Common stock, par value (usd per share)						$ 0.00001
Class of Stock, To Be Determined Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding and trading (in shares)						100,000,000
Common stock, par value (usd per share)						$ 0.00001
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock						$ 6,000,000
Subsequent Event [Member] | Class of Stock, To Be Determined One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding and trading (in shares)						500,000,000
Common stock, par value (usd per share)						$ 0.00001
Subsequent Event [Member] | Class of Stock, To Be Determined Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding and trading (in shares)						100,000,000
Common stock, par value (usd per share)						$ 0.00001
2015 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized under plan (in shares)	8,700,000	5,800,000	5,000,000.0
Total number of shares issuable under stock option plan (in shares)	40,000,000.0
Remaining number of shares available for grants (in shares)	25,000,000.0
Director Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized under plan (in shares)		900,000
Total number of shares issuable under stock option plan (in shares)		1,800,000
Remaining number of shares available for grants (in shares)		1,000,000.0
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercisable term	10 years
Compensation cost recognized	$ 0	$ 0	$ 0
Award vesting period	3 years
PVRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Award performance period	3 years
Total unrecognized compensation cost	$ 1,700,000
Period for recognizing unrecognized compensation cost	6 months
Expected volatility	69.80%	59.60%	61.80%
Risk-free interest rate	1.40%	2.50%	2.31%
TVRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years	3 years	3 years
Total unrecognized compensation cost	$ 3,500,000
Period for recognizing unrecognized compensation cost	10 months 24 days
Incremental fair value awarded as a result of the issuance of awards	$ 12,400,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost recognized	9,200,000	$ 14,700,000	$ 24,000,000.0
Compensation cost recognized net of tax	8,600,000	14,100,000	21,900,000
Capitalized compensation costs	$ 0	$ 0	$ 0
Liability Classified Cash Incentive Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Award performance period	3 years
Expected volatility	69.80%
Risk-free interest rate	1.40%
Non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrestricted shares awarded (in shares)	0	280,635	267,204